SHORT TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following tables summarize the Company's short-term borrowings and finance lease obligations and long-term debt:

Short-term borrowings and finance lease obligations	December 31, 2020	December 31, 2019
In millions
Commercial paper [1]	$—	$1,829
Long-term debt due within one year [2,3]	1	1,996
Total short-term borrowings and finance lease obligations	$1	$3,825
1.The weighted-average interest rate on commercial paper at December 31, 2019 was 2.79 percent.
2. Presented net of current portion of unamortized debt issuance costs.
3. The year ended December 31, 2020 and December 31, 2019 includes finance lease obligations of $1 million due within one year.
Schedule of Long-term Debt Instruments [Table Text Block]

Long-Term Debt	December 31, 2020		December 31, 2019
In millions	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Promissory notes and debentures:
Final maturity 2020	$—	—%	$2,000	3.48%
Final maturity 2023	4,800	3.18%	2,800	4.08%
Final maturity 2025	1,850	4.49%	1,850	4.49%
Final maturity 2026 and thereafter	6,050	5.13%	6,050	5.13%
Other facilities:
Term loan due 2022	3,000	1.25%	3,000	2.86%
Finance lease obligations	2		3
Less: Unamortized debt discount and issuance costs	90		96
Less: Long-term debt due within one year [1,2]	1		1,996
Total	$15,611		$13,611
1.Presented net of current portion of unamortized debt issuance costs.
2. The year ended December 31, 2020 and 2019 includes finance lease obligations of $1 million due within one year. See Note 16 for more information on finance leases.

Schedule of Maturities of Long-term Debt [Table Text Block]

Maturities of Long-Term Debt for Next Five Years at December 31, 2020	Total
In millions
2021	$1
2022	$3,001
2023	$4,800
2024	$—
2025	$1,850

Schedule of Line of Credit Facilities [Table Text Block]
The following table summarizes the Company's credit facilities:

Committed and Available Credit Facilities at December 31, 2020
In millions	Effective Date	Committed Credit	Credit Available	Maturity Date	Interest
Term Loan Facility	May 2019	$3,000	$—	May 2022	Floating Rate
Revolving Credit Facility, Five-year	May 2019	3,000	2,978	May 2024	Floating Rate
364-day Revolving Credit Facility	April 2020	1,000	1,000	April 2021	Floating Rate
Total Committed and Available Credit Facilities		$7,000	$3,978